Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary Of Assets And Liabilities Measured At Fair Value On Recurring Basis

Assets and liabilities measured at fair value on a recurring basis are summarized below:

(in millions)	Fair Value Measurements as of March 31, 2013
	Total	Level 1	Level 2	Level 3
Description
Short-term investments[1,2]
Money market funds	$417	$417	$—	$—
Government agency investments	609	—	609	—
Repurchase investments	280	—	280	—
Corporate obligations	1,749	—	1,749	—
Bank notes / Certificates of deposit / Time deposits	583	—	583	—

	3,638	417	3,221	—
Restricted cash and short-term investments[1]	853	853	—	—
Fuel derivative contracts, net[1]	66	—	66	—

Total	$4,557	$1,270	$3,287	$—

[1]

Unrealized gains or losses on short-term investments, restricted cash and short-term investments and derivatives qualifying for hedge accounting are recorded in Accumulated other comprehensive income (loss) at each measurement date.

[2]

The Company’s short-term investments mature in one year or less except for $350 million of Bank notes/Certificates of deposit/Time deposits, $609 million of U.S. Government agency investments and $470 million of Corporate obligations which have maturity dates exceeding one year.

Assets and liabilities measured at fair value on a recurring basis are summarized below:

(in millions)	Fair Value Measurements as of December 31, 2012
	Total	Level 1	Level 2	Level 3
Description
Short-term investments[1,2]
Money market funds	$438	$438	$—	$—
Government agency investments	545	—	545	—
Repurchase agreements	304	—	304	—
Corporate obligations	1,519		1,519	—
Bank notes / Certificates of deposit / Time deposits	606		606	—

	3,412	438	2,974	—
Restricted cash and short-term investments[1]	850	850	—	—
Fuel derivative contracts, net[1]	65	—	65	—

Total	$4,327	$1,288	$3,039	$—

[1]

Unrealized gains or losses on short-term investments, restricted cash and short-term investments and derivatives qualifying for hedge accounting are recorded in Accumulated other comprehensive income (loss) at each measurement date.

[2]

The Company’s short-term investments mature in one year or less except for $200 million of Bank notes/Certificates of deposit/Time deposits, $545 million of U.S. Government agency investments and $405 million of Corporate obligations which have maturity dates exceeding one year.